UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08167

Prudential Small-Cap Core Equity Fund, Inc.

(f/k/a Dryden Small-Cap Core Equity Fund, Inc.)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2010

Date of reporting period: 1/31/2010

Item 1.	Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of January 31, 2010 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS
CONSUMER DISCRETIONARY 15.9%
Auto Components 0.2%
	7,400	Drew Industries, Inc.(a)	$137,640
	3,000	Standard Motor Products, Inc.(a)	23,520
	4,000	Superior Industries International, Inc.	58,840

			220,000

Distributors 0.1%
	3,000	Audiovox Corp. (Class A Stock)(a)	19,950
	2,000	Core-Mark Holding Co., Inc.(a)	59,640

			79,590

Diversified Consumer Services 1.3%
	14,900	Capella Education Co.(a)(b)	1,093,362
	1,500	Hillenbrand, Inc.	27,525
	4,800	Pre-Paid Legal Services, Inc.(a)(b)	191,376
	24,700	Universal Technical Institute, Inc.(a)	453,739

			1,766,002

Hotels, Restaurants & Leisure 2.5%
	4,900	BJ’s Restaurants, Inc.(a)	103,586
	5,500	Buffalo Wild Wings, Inc.(a)(b)	257,455
	3,850	CEC Entertainment, Inc.(a)	127,782
	17,300	Cracker Barrel Old Country Store, Inc.	639,408
	20,200	Jack in the Box, Inc.(a)(b)	394,102
	6,000	P.F. Chang’s China Bistro, Inc.(a)(b)	231,600
	1,600	Papa John’s International, Inc.(a)	37,760
	12,400	Peet’s Coffee & Tea, Inc.(a)(b)	405,480
	14,200	Pinnacle Entertainment, Inc.(a)	115,872
	5,200	Red Robin Gourmet Burgers, Inc.(a)(b)	95,836
	10,400	Ruby Tuesday, Inc.(a)	71,864
	1,130	Steak N Shake Co. (The)(a)	363,001
	45,400	Texas Roadhouse, Inc.(a)(b)	528,002

			3,371,748

Household Durables 1.3%
	6,400	Blyth, Inc.	179,776
	19,500	Helen of Troy Ltd.(a)	459,615
	10,700	Jarden Corp.	326,136
	5,500	Kid Brands, Inc.(a)	27,445
	71,200	La-Z-Boy, Inc.(a)	722,680
	500	National Presto Industries, Inc.	57,260

			1,772,912

Internet & Catalog Retail 0.9%
3,900	Blue Nile, Inc.(a)(b)	201,045
1,600	HSN, Inc.(a)	30,624
29,900	NutriSystem, Inc.(b)	608,764
22,800	PetMed Express, Inc.	420,204

		1,260,637

Leisure Equipment & Products 1.0%
23,900	Polaris Industries, Inc.	1,056,619
13,000	RC2 Corp.(a)	186,810
13,800	Sturm, Ruger & Co., Inc.(b)	143,796

		1,387,225

Media 0.1%
12,300	Live Nation Entertainment, Inc.(a)	141,081

Specialty Retail 5.4%
5,900	Aeropostale, Inc.(a)(b)	194,051
8,800	Big 5 Sporting Goods Corp.	128,568
4,900	Brown Shoe Co., Inc.	60,025
40,400	Cabela’s, Inc.(a)(b)	651,248
11,400	Cato Corp. (The) (Class A Stock)	233,130
23,000	Children’s Place Retail Stores, Inc. (The)(a)(b)	731,400
18,200	Dress Barn, Inc.(a)(b)	428,428
4,100	Genesco, Inc.(a)	96,678
23,900	Group 1 Automotive, Inc.(a)(b)	693,100
17,200	Gymboree Corp.(a)(b)	670,972
2,300	Haverty Furniture Cos., Inc.	28,359
5,400	Jo-Ann Stores, Inc.(a)	189,108
14,000	Jos. A. Bank Clothiers, Inc.(a)(b)	586,740
14,500	Lithia Motors, Inc. (Class A Stock)(a)	113,100
6,800	Men’s Wearhouse, Inc. (The)(b)	137,020
15,400	Monro Muffler Brake, Inc.	526,988
45,600	Pep Boys-Manny, Moe & Jack (The)	380,760
7,300	Sonic Automotive, Inc. (Class A Stock)(a)(b)	69,715
6,400	Stage Stores, Inc.	82,688
14,500	Stein Mart, Inc.(a)	114,550
22,300	Tractor Supply Co.(a)	1,125,481
3,100	Ulta Salon Cosmetics & Fragrance, Inc.(a)	60,140

		7,302,249

Textiles, Apparel & Luxury Goods 3.1%
46,900	Carter’s, Inc.(a)	1,212,834
3,800	Deckers Outdoor Corp.(a)(b)	373,046
2,200	Jones Apparel Group, Inc.	31,768
30,800	Maidenform Brands, Inc.(a)	460,460
21,900	Oxford Industries, Inc.	390,696
6,100	Perry Ellis International, Inc.(a)	97,783
33,500	Skechers U.S.A., Inc. (Class A Stock)(a)	940,010
5,400	True Religion Apparel, Inc.(a)(b)	104,274
6,600	Unifirst Corp.	331,584
8,400	Wolverine World Wide, Inc.	222,180

		4,164,635

CONSUMER STAPLES 3.6%
Food & Staples Retailing 0.8%
7,400	Andersons, Inc. (The)	199,652
28,200	Casey’s General Stores, Inc.	865,176

		1,064,828

Food Products 2.1%
18,600	Chiquita Brands International, Inc.(a)(b)	272,862
61,100	Darling International, Inc.(a)	475,969
14,100	Del Monte Foods Co.	160,458
9,200	Diamond Foods, Inc.	330,464
4,400	J&J Snack Foods Corp.	183,964
3,900	Lance, Inc.	86,736
13,200	Sanderson Farms, Inc.	617,100
20,300	TreeHouse Foods, Inc.(a)	786,422

		2,913,975

Household Products
1,000	WD-40 Co.	30,770

Personal Products 0.5%
6,900	Chattem, Inc.(a)	644,874
2,900	Prestige Brands Holdings, Inc.(a)	22,533

		667,407

Tobacco 0.2%
43,200	Alliance One International, Inc.(a)(b)	219,888

ENERGY 5.0%
Energy Equipment & Services 2.4%
6,800	Bristow Group, Inc.(a)	242,760
17,400	CARBO Ceramics, Inc.	1,147,008
600	Dril-Quip, Inc.(a)	31,494
11,600	Gulf Island Fabrication, Inc.	202,536
2,800	Lufkin Industries, Inc.	177,464
7,500	Matrix Service Co.(a)	75,675
30,100	Oil States International, Inc.(a)	1,108,884
33,100	Pioneer Drilling Co.(a)	263,145

		3,248,966

Oil, Gas & Consumable Fuels 2.6%
3,500	Berry Petroleum Co. (Class A Stock)	94,780
6,000	James River Coal Co.(a)	93,900
4,200	Petroleum Development Corp.(a)	88,032
14,400	St. Mary Land & Exploration Co.	461,376
56,000	Stone Energy Corp.(a)(b)	892,640
22,800	Swift Energy Co.(a)	571,368
10,100	Venoco, Inc.(a)	116,453
48,400	World Fuel Services Corp.(b)	1,163,052

		3,481,601

FINANCIAL 18.0%
Capital Markets 1.2%
13,200	Ameriprise Financial, Inc.	504,768
7,900	Investment Technology Group, Inc.(a)	161,950
14,900	Piper Jaffray Cos., Inc.(a)	723,842
5,800	Stifel Financial Corp.(a)(b)	303,340

		1,693,900

Commercial Banks 5.8%
43,600	Boston Private Financial Holdings, Inc.	312,612
8,800	Columbia Banking System, Inc.	167,112
29,800	Community Bank System, Inc.(b)	623,118
61,500	East West Bancorp, Inc.(b)	1,010,445
7,800	First Commonwealth Financial Corp.	45,708
7,600	First Financial Bancorp	124,640
3,200	First Financial Bankshares, Inc.	169,760
23,100	First Midwest Bancorp, Inc.	304,227
1,000	Hancock Holding Co.	40,940
2,700	Home Bancshares, Inc.	66,366
23,500	Independent Bank Corp.	547,550
13,500	Nara Bancorp, Inc.(a)	123,390
91,500	National Penn Bancshares, Inc.	549,000
10,600	NBT Bancorp, Inc.	221,116
23,300	PrivateBancorp, Inc.	316,880
21,700	Prosperity Bancshares, Inc.	874,944
3,400	S&T Bancorp, Inc.	59,568
19,200	Signature Bank(a)	663,936
3,700	Sterling Bancorp	27,565
67,700	Susquehanna Bancshares, Inc.	531,445
1,200	Tompkins Financial Corp.	47,040
33,100	Umpqua Holdings Corp.	409,116
2,700	WesBanco, Inc.	39,177
26,300	Whitney Holding Corp.(b)	326,646
7,600	Wintrust Financial Corp.(b)	264,024

		7,866,325

Consumer Finance 1.3%
10,800	Cash America International, Inc.	405,972
800	Ezcorp, Inc. (Class A Stock)(a)	14,528
37,600	First Cash Financial Services, Inc.(a)(b)	858,408
12,600	World Acceptance Corp.(a)(b)	508,914

		1,787,822

Insurance 2.4%
17,500	AMERISAFE, Inc.(a)	302,750
47,900	Conseco, Inc.(a)	228,004
38,800	Delphi Financial Group, Inc. (Class A Stock)	785,700
10,000	eHealth, Inc.(a)	182,000
2,900	Flagstone Reinsurance Holdings Ltd.	30,363
11,500	Infinity Property & Casualty Corp.	456,090

11,300	National Financial Partners Corp.(a)	95,485
8,000	Presidential Life Corp.	72,240
4,800	ProAssurance Corp.(a)(b)	243,648
1,600	RLI Corp.	82,336
900	Safety Insurance Group, Inc.	31,500
18,100	Selective Insurance Group, Inc.	280,007
9,500	StanCorp Financial Group, Inc.	408,310
2,700	Stewart Information Services Corp.	27,702

		3,226,135

Real Estate Investment Trusts 6.2%
26,600	BioMed Realty Trust, Inc.(b)	387,562
4,700	Brandywine Realty Trust	52,781
28,500	Cedar Shopping Centers, Inc.	198,930
78,500	Colonial Properties Trust(b)	864,285
15,452	DiamondRock Hospitality Co.(a)	125,782
39,200	Duke Realty Corp.	443,744
9,700	EastGroup Properties, Inc.	371,122
32,200	Extra Space Storage, Inc.	365,470
4,900	Home Properties, Inc.(b)	217,217
43,800	Inland Real Estate Corp.	369,672
13,400	Kilroy Realty Corp.(b)	387,126
21,700	Kite Realty Group Trust	82,243
38,700	LaSalle Hotel Properties	779,805
101,860	Lexington Realty Trust(b)	606,067
27,900	LTC Properties, Inc.	708,102
38,800	Medical Properties Trust, Inc.	388,388
1,500	Mid-America Apartment Communities, Inc.	70,380
18,100	National Retail Properties, Inc.(b)	365,620
26,400	Parkway Properties, Inc.(b)	549,912
1,700	PS Business Parks, Inc.	81,396
8,000	Ramco-Gershenson Properties Trust	76,160
2,100	Senior Housing Properties Trust	43,785
10,200	Sovran Self Storage, Inc.	345,780
3,700	Sun Communities, Inc.	67,007
14,200	Sunstone Hotel Investors, Inc.(a)(b)	121,978
5,600	Tanger Factory Outlet Centers	214,480
10,100	Urstadt Biddle Properties, Inc. (Class A Stock)	151,399

		8,436,193

Real Estate Management & Development 0.6%
44,900	Forestar Group, Inc.(a)(b)	833,793

Thrifts & Mortgage Finance 0.5%
10,900	Dime Community Bancshares	131,781
6,800	Flushing Financial Corp.	83,300
71,200	Trustco Bank Corp.(b)	427,200

		642,281

HEALTHCARE 13.7%
Biotechnology 0.6%
5,300	Arqule, Inc.(a)	17,119
31,100	Cubist Pharmaceuticals, Inc.(a)(b)	637,239
20,500	Enzon Pharmaceuticals, Inc.(a)(b)	204,385

		858,743

Healthcare Equipment & Supplies 4.8%
48,200	Align Technology, Inc.(a)(b)	903,750
45,900	American Medical Systems Holdings, Inc.(a)	881,280
6,600	Cantel Medical Corp.	127,248
4,300	CONMED Corp.(a)	92,493
7,900	Cooper Cos., Inc. (The)	279,028
15,100	CryoLife, Inc.(a)	94,979
30,300	Cyberonics, Inc.(a)	567,822
15,300	ev3, Inc.(a)	223,074
17,900	Haemonetics Corp.(a)	1,013,319
25,600	Invacare Corp.	641,024
1,300	Kensey Nash Corp.(a)	31,486
3,100	Medical Action Industries, Inc.(a)	42,067
21,800	Meridian Bioscience, Inc.	436,872
20,200	Merit Medical Systems, Inc.(a)	360,166
3,200	Neogen Corp.(a)	68,000
13,600	Quidel Corp.(a)	180,608
10,100	SurModics, Inc.(a)(b)	202,000
24,700	Symmetry Medical, Inc.(a)	220,324
2,900	West Pharmaceutical Services, Inc.	105,357

		6,470,897

Healthcare Providers & Services 6.1%
24,200	AmSurg Corp.(a)	510,862
23,400	Bio-Reference Labs, Inc.(a)(b)	884,520
17,400	Catalyst Health Solutions, Inc.(a)	684,342
15,800	Centene Corp.(a)	304,150
3,200	Chemed Corp.	148,800
1,500	Corvel Corp.(a)	45,240
3,800	Coventry Health Care, Inc.(a)	86,944
1,900	Genoptix, Inc.(a)	61,864
12,100	Gentiva Health Services, Inc.(a)	309,034
7,400	Hanger Orthopedic Group, Inc.(a)	120,324
10,800	Healthsouth Corp.(a)	194,508
28,100	Healthspring, Inc.(a)	488,659
41,400	Healthways, Inc.(a)	706,284
36,100	inVentiv Health, Inc.(a)	554,857
11,600	IPC The Hospitalist Co., Inc.(a)	394,284
27,100	LHC Group, Inc.(a)	834,409
1,300	Lincare Holdings, Inc.(a)(b)	47,866
15,100	Medcath Corp.(a)	102,529
12,100	Mednax, Inc.(a)	688,006
3,200	MWI Veterinary Supply, Inc.(a)	120,768
16,700	Odyssey HealthCare, Inc.(a)(b)	245,156
2,700	PharMerica Corp.(a)	43,956
7,100	PSS World Medical, Inc.(a)(b)	145,692
17,000	RehabCare Group, Inc.(a)	494,020
3,000	Res-Care, Inc.(a)	27,030

		8,244,104

Healthcare Technology 0.9%
14,800	Computer Programs & Systems, Inc.	556,924
6,100	Eclipsys Corp.(a)	101,748
6,300	Medidata Solutions, Inc.(a)	105,084
8,100	Phase Forward, Inc.(a)	118,422
5,400	Quality Systems, Inc.	278,316

		1,160,494

Life Sciences Tools & Services 0.5%
10,000	Bruker Corp.(a)	122,700
35,700	Cambrex Corp.(a)	192,066
5,300	Dionex Corp.(a)	370,205
2,800	Kendle International, Inc.(a)	56,672

		741,643

Pharmaceuticals 0.8%
9,900	Endo Pharmaceuticals Holdings, Inc.(a)	199,089
1,800	Hi-Tech Pharmacal Co., Inc.(a)	38,772
8,900	Medicis Pharmaceutical Corp. (Class A Stock)	205,679
24,800	Par Pharmaceutical Cos., Inc.(a)	652,736

		1,096,276

INDUSTRIALS 15.4%
Aerospace & Defense 2.4%
6,000	AAR Corp.(a)	139,020
10,300	American Science & Engineering, Inc.	799,692
14,300	Applied Signal Technology, Inc.	254,397
24,400	Cubic Corp.	952,820
5,700	Esterline Technologies Corp.(a)	215,232
32,500	GenCorp, Inc.(a)(b)	182,000
1,100	Stanley, Inc.(a)	28,798
11,600	Teledyne Technologies, Inc.(a)	432,216
3,800	Triumph Group, Inc.	193,534

		3,197,709

Air Freight & Logistics 0.1%
4,700	Forward Air Corp.	111,061
1,100	Hub Group, Inc. (Class A Stock)(a)	26,521

		137,582

Airlines 0.5%
3,900	Allegiant Travel Co.(a)(b)	199,680
35,500	Hawaiian Holdings, Inc.(a)	210,870
21,400	SkyWest, Inc.	313,082

		723,632

Building Products 1.0%
21,700	Apogee Enterprises, Inc.	298,592
32,900	Gibraltar Industries, Inc.(a)	458,626
18,200	Quanex Building Products Corp.	292,656
7,700	Universal Forest Products, Inc.	261,338

		1,311,212

Commercial Services & Supplies 3.0%
23,400	ABM Industries, Inc.	454,428
15,300	ATC Technology Corp.(a)	334,611
17,300	Consolidated Graphics, Inc.(a)(b)	583,875
4,900	Deluxe Corp.	91,189
1,500	Ennis, Inc.	22,500
5,000	G&K Services, Inc. (Class A Stock)	125,000
8,000	Geo Group, Inc. (The)(a)	148,000
3,000	Healthcare Services Group, Inc.	61,500
7,500	Interface, Inc. (Class A Stock)	60,825
5,000	Mobile Mini, Inc.(a)(b)	70,250
41,400	Sykes Enterprises, Inc.(a)	992,772
21,500	United Stationers, Inc.(a)	1,173,040

		4,117,990

Construction & Engineering 0.7%
5,000	Dycom Industries, Inc.(a)	40,850
33,700	EMCOR Group, Inc.(a)	810,822
3,700	Insituform Technologies, Inc. (Class A Stock)(a)	75,776

		927,448

Electrical Equipment 1.9%
3,000	II-VI, Inc.(a)	80,220
18,900	A.O. Smith Corp.	804,762
20,900	Acuity Brands, Inc.	747,802
8,900	AZZ, Inc.	267,712
3,300	Baldor Electric Co.(b)	81,444
5,500	Brady Corp. (Class A Stock)	155,430
2,500	EnerSys(a)	48,725
4,700	Regal-Beloit Corp.	222,780
20,700	Vicor Corp.(a)	179,262

		2,588,137

Industrial Conglomerates 0.3%
1,000	Standex International Corp.	22,810
26,800	Tredegar Corp.	433,624

		456,434

Machinery 4.3%
14,600	Actuant Corp. (Class A Stock)	244,842
28,500	Albany International Corp. (Class A Stock)	566,865
22,700	Briggs & Stratton Corp.	375,231
15,900	CIRCOR International, Inc.	449,175
3,000	Crane Co.	91,560
10,200	EnPro Industries, Inc.(a)	248,370
3,000	Force Protection, Inc.(a)	15,270
25,100	Gardner Denver, Inc.	1,000,235
25,100	John Bean Technologies Corp.	413,899
17,200	Kaydon Corp.	562,268
4,300	Lindsay Corp.(b)	173,032

12,600	Robbins & Myers, Inc.	279,972
14,700	Toro Co.(b)	572,565
1,900	Valmont Industries, Inc.	131,974
24,800	Watts Water Technologies, Inc. (Class A Stock)	717,464

		5,842,722

Marine 0.1%
3,000	Kirby Corp.(a)	97,320

Professional Services 0.5%
12,500	Administaff, Inc.	285,500
7,900	CDI Corp.	101,831
10,100	On Assignment, Inc.(a)	70,498
2,200	School Specialty, Inc.(a)	48,598
41,600	Spherion Corp.(a)	234,624

		741,051

Trading Companies & Distributors 0.6%
13,500	Applied Industrial Technologies, Inc.	294,300
3,300	Kaman Corp.	82,137
7,500	Watsco, Inc.	359,700
1,400	WESCO International, Inc.(a)	38,808

		774,945

INFORMATION TECHNOLOGY 17.3%
Communications Equipment 2.3%
108,800	Arris Group, Inc.(a)	1,092,352
8,000	Black Box Corp.	219,920
22,100	Blue Coat Systems, Inc.(a)(b)	544,765
30,600	Netgear, Inc.(a)	631,584
2,800	Oplink Communications, Inc.(a)	41,580
1,500	Riverbed Technology, Inc.(a)	33,630
9,800	Symmetricom, Inc.(a)	49,980
37,000	Tekelec(a)(b)	554,260

		3,168,071

Computers & Peripherals 0.3%
54,700	Adaptec, Inc.(a)	166,288
8,400	Avid Technology, Inc.(a)	106,092
25,100	Novatel Wireless, Inc.(a)	187,748

		460,128

Electronic Equipment & Instruments 3.5%
16,500	Agilysys, Inc.	138,600
12,600	Benchmark Electronics, Inc.(a)	229,572
91,900	Brightpoint, Inc.(a)	536,696
15,000	Checkpoint Systems, Inc.(a)	240,600
22,500	CTS Corp.	171,225
25,500	DTS, Inc.(a)(b)	721,650
2,500	Gerber Scientific, Inc.(a)	12,250
25,200	Insight Enterprises, Inc.(a)	290,052

1,000	Littelfuse, Inc.(a)	30,060
26,100	Mercury Computer Systems, Inc.(a)	311,634
5,600	Methode Electronics, Inc.	61,544
13,200	Park Electrochemical Corp.	346,500
6,900	Plexus Corp.(a)	234,669
9,400	Rogers Corp.(a)	225,036
7,500	ScanSource, Inc.(a)	211,950
31,700	SYNNEX Corp.(a)(b)	839,099
900	Tech Data Corp.(a)	36,675
6,400	Technitrol, Inc.	28,672
12,500	TTM Technologies, Inc.(a)	129,375

		4,795,859

Internet Software & Services 1.4%
29,200	DealerTrack Holdings, Inc.(a)(b)	524,724
37,700	j2 Global Communications, Inc.(a)	774,358
4,100	Keynote Systems, Inc.	39,647
20,900	Knot, Inc. (The)(a)	191,235
15,800	Perficient, Inc.(a)	153,418
34,200	United Online, Inc.	216,144

		1,899,526

IT Services 2.6%
10,100	CACI International, Inc. (Class A Stock)(a)(b)	484,497
5,500	Ciber, Inc.(a)	17,765
32,300	CSG Systems International, Inc.(a)	626,943
11,900	Cybersource Corp.(a)	215,152
6,200	Forrester Research, Inc.(a)	167,958
11,800	MAXIMUS, Inc.	564,748
2,800	Online Resources Corp.(a)	13,524
16,700	RightNow Technologies, Inc.(a)	267,033
7,500	StarTek, Inc.(a)	55,500
35,400	TeleTech Holdings, Inc.(a)	674,016
16,500	Wright Express Corp.(a)	484,440

		3,571,576

Semiconductors & Semiconductor Equipment 4.8%
3,800	Actel Corp.(a)	41,876
8,300	Brooks Automation, Inc.(a)	69,222
1,700	Cabot Microelectronics Corp.(a)	59,755
7,200	Cymer, Inc.(a)	225,864
109,200	Cypress Semiconductor Corp.(a)(b)	1,097,460
14,000	Diodes, Inc.(a)(b)	233,520
10,200	DSP Group, Inc.(a)	70,278
36,300	Exar Corp.(a)	255,189
16,100	Hittite Microwave Corp.(a)	598,598
8,200	Integrated Device Technology, Inc.(a)	46,494
25,400	Micrel, Inc.	189,738
18,500	RF Micro Devices, Inc.(a)	71,225
4,800	Silicon Laboratories, Inc.(a)	202,752
113,500	Skyworks Solutions, Inc.(a)(b)	1,440,315
6,700	Standard Microsystems Corp.(a)	133,665
70,800	TriQuint Semiconductor, Inc.(a)(b)	424,800
4,300	Varian Semiconductor Equipment Associates, Inc.(a)	126,119
31,100	Veeco Instruments, Inc.(a)(b)	989,602
19,400	Zoran Corp.(a)	212,818

		6,489,290

Software 2.4%
25,200	Blackbaud, Inc.	561,960
10,800	CommVault Systems, Inc.(a)	228,852
2,100	Concur Technologies, Inc.(a)(b)	83,265
7,200	Ebix, Inc.(a)(b)	104,256
24,800	Epicor Software Corp.(a)	190,216
4,200	Interactive Intelligence, Inc.(a)	72,660
14,717	JDA Software Group, Inc.(a)	385,742
3,000	Manhattan Associates, Inc.(a)	62,910
1,500	Pegasystems, Inc.	49,875
23,800	Progress Software Corp.(a)(b)	669,494
20,500	Radiant Systems, Inc.(a)	236,775
13,300	Smith Micro Software, Inc.(a)	103,075
7,900	THQ, Inc.(a)(b)	39,816
21,700	Tyler Technologies, Inc.(a)(b)	406,441

		3,195,337

MATERIALS 5.3%
Chemicals 2.4%
27,700	A. Schulman, Inc.	623,804
20,000	Calgon Carbon Corp.(a)(b)	267,800
30,000	H.B. Fuller Co.	600,600
7,100	NewMarket Corp.(b)	640,562
21,500	OM Group, Inc.(a)	701,330
1,000	Quaker Chemical Corp.	17,490
7,700	Stepan Co.	450,296
1,700	Zep, Inc.	37,604

		3,339,486

Construction Materials 0.6%
27,900	Eagle Materials, Inc.(b)	636,399
25,000	Headwaters, Inc.(a)	137,250

		773,649

Containers & Packaging 1.0%
800	AEP Industries, Inc.(a)	27,928
11,600	Myers Industries, Inc.	106,024
28,600	Rock-Tenn Co. (Class A Stock)	1,220,934

		1,354,886

Metals & Mining 0.8%
8,200	A.M. Castle & Co.	79,540
3,000	AMCOL International Corp.(b)	75,390
14,700	Brush Engineered Materials, Inc.(a)	264,159
2,100	Kaiser Aluminum Corp.	73,815
22,400	RTI International Metals, Inc.(a)	554,400

		1,047,304

Paper & Forest Products 0.5%
	22,600	Buckeye Technologies, Inc.(a)	258,544
	2,900	Clearwater Paper Corp.(a)	141,897
	7,300	Neenah Paper, Inc.	101,616
	2,100	Schweitzer-Mauduit International, Inc.	158,004
	3,800	Wausau Paper Corp.	33,516

			693,577

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.1%
	1,900	Atlantic Tele-Network, Inc.	92,017

Wireless Telecommunication Services 0.1%
	7,300	USA Mobility, Inc.	75,847

UTILITIES 2.7%
Electric Utilities 1.0%
	8,900	Central Vermont Public Service Corp.	174,796
	14,900	El Paso Electric Co.(a)	286,825
	27,100	Unisource Energy Corp.	833,054

			1,294,675

Gas Utilities 1.4%
	12,800	Atmos Energy Corp.	353,536
	5,200	Laclede Group, Inc. (The)	167,752
	16,200	New Jersey Resources Corp.	591,138
	3,700	Piedmont Natural Gas Co., Inc.(b)	94,979
	24,800	Southwest Gas Corp.	686,216

			1,893,621

Multi-Utilities 0.1%
	3,900	Avista Corp.	79,482
	2,600	CMS Energy Corp.(b)	39,442

			118,924

Water Utilities 0.2%
	10,000	American States Water Co.	332,200

		Total long-term investments (cost $94,347,490)
			131,664,275

Principal Amount (000)
SHORT-TERM INVESTMENTS 22.0%
U.S. Government Security 0.3%
$ 400	United States Treasury Bill 0.157%, 6/17/2010(c)(d) (cost $399,765)		399,841

Shares
Affiliated Money Market Mutual Fund 21.7%
29,460,341	Dryden Core Investment Fund-Taxable Money Market Series (cost $29,460,341; includes $28,378,869 of cash collateral received for securities on loan)(e)(f)	29,460,341

Total short-term investments (cost $29,860,106)		29,860,182

Total Investments 119.1% (cost $124,207,596)(g)		161,524,457
Liabilities in excess of other assets(h) (19.1%)		(25,902,496)

Net Assets 100.0%		$135,621,961

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $27,146,906; cash collateral of $28,378,869 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$124,531,174	$37,884,343	$(891,060)	$36,993,283

The difference between the book basis and the tax basis was attributable to deferred losses on wash sales.

(h)	Includes net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2010	Unrealized Depreciation(1)
	Long Position:
64	Russell 2000 Mini Index Futures	March 2010	$3,875,544	$3,846,400	$(29,144)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$131,664,275	$—	$—
U.S. Government Security	—	399,841	—
Affiliated Money Market Mutual Fund	29,460,341	—	—

	161,124,616	399,841	—
Other Financial Instruments*	(29,144)	—	—

Total	$161,095,472	$399,841	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2009 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Small-Cap Core Equity Fund, Inc. (f/k/a Dryden Small-Cap Core Equity Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010

*	Print the name and title of each signing officer under his or her signature.